Intangible assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization	¥ (151,667)	¥ (99,015)
Intangible assets, net	146,373	151,041		$ 22,433
Amortization expenses	52,652	43,295	¥ 19,481
Estimated amortization expenses of the existing intangible assets for the next five years
2021	65,717
2022	40,110
2023	26,595
2024	4,656
2025	2,625
Internally developed software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets	281,346	233,366
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets	1,074	1,070
Supplier relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets	¥ 15,620	¥ 15,620